RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 20, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Services provided by related parties			¥ 57,890	¥ 76,769	¥ 498,821
Services provided to related parties			2,099	35,001	81
Amounts due from related parties		$ 7,181		146,273	20,356	¥ 50,000
Amounts due to related parties		4,295		14,706	33,069	29,902
Loans to related parties		$ 7,309	50,884	142,181
9F Weiban
Related Party Transaction [Line Items]
Amounts due from related parties				2,050	2,050
Beijing Jiujia
Related Party Transaction [Line Items]
Amounts due from related parties					11,350
Amounts due to related parties					2,658	7,300
WeCash Qiyi
Related Party Transaction [Line Items]
Amounts due to related parties					516
Beijing Shunwei
Related Party Transaction [Line Items]
Services provided to related parties				3,941	3
Amounts due from related parties				5,378	4,214
Amounts due to related parties				338
Kashi Boya
Related Party Transaction [Line Items]
Services provided to related parties				4,495
Shenzhen Boya
Related Party Transaction [Line Items]
Services provided to related parties			6
Amounts due to related parties				3,245
Nanjing Lefang
Related Party Transaction [Line Items]
Services provided to related parties			1,994	26,386
Amounts due from related parties				900		50,000
Amounts due to related parties				2,960		18,474
Shanghai Qiuzhi
Related Party Transaction [Line Items]
Services provided to related parties			99
Amounts due to related parties						120
Hangzhou Shuyun
Related Party Transaction [Line Items]
Amounts due to related parties						883
Zhuhai Hengqin Payment
Related Party Transaction [Line Items]
Amounts due to related parties				716	2,523	¥ 3,125
Huoerguosi Payment
Related Party Transaction [Line Items]
Amounts due to related parties				6,437	26,372
Others
Related Party Transaction [Line Items]
Services provided to related parties				179	78
Nine F
Related Party Transaction [Line Items]
Amounts due from related parties				137,510
Loans to related parties | $	$ 20,000
Loan term (in years)	3 years
Liu, Lei
Related Party Transaction [Line Items]
Amounts due from related parties					620
Lin, Yanjun
Related Party Transaction [Line Items]
Amounts due from related parties				200
Chen, Lixing
Related Party Transaction [Line Items]
Amounts due from related parties				100
Shenzhen Lingxian
Related Party Transaction [Line Items]
Amounts due from related parties				20
Shanghai Jiutai
Related Party Transaction [Line Items]
Amounts due from related parties					2,113
Huoerguosi
Related Party Transaction [Line Items]
Amounts due from related parties					9
Sun Lei
Related Party Transaction [Line Items]
Amounts due from related parties				115
Qu, Jiachun
Related Party Transaction [Line Items]
Amounts due to related parties				300	300
Ren, Yifan
Related Party Transaction [Line Items]
Amounts due to related parties				700	700
Zhejiang Lingchuang Food Limited
Related Party Transaction [Line Items]
Amounts due to related parties				10
Consulting services | 9F Weiban
Related Party Transaction [Line Items]
Services provided by related parties					944
Investors and borrower acquisition and referral services
Related Party Transaction [Line Items]
Services provided by related parties			42,770	37,769	417,059
Investors and borrower acquisition and referral services | Beijing Jiujia
Related Party Transaction [Line Items]
Services provided by related parties				9,965	334,309
Investors and borrower acquisition and referral services | WeCash Qiyi
Related Party Transaction [Line Items]
Services provided by related parties					3,892
Investors and borrower acquisition and referral services | Beijing Shunwei
Related Party Transaction [Line Items]
Services provided by related parties			1,221	5,133	5,283
Investors and borrower acquisition and referral services | Kashi Boya
Related Party Transaction [Line Items]
Services provided by related parties					73,575
Investors and borrower acquisition and referral services | Shenzhen Boya
Related Party Transaction [Line Items]
Services provided by related parties			4,696	9,781
Investors and borrower acquisition and referral services | Beijing Jiuzao
Related Party Transaction [Line Items]
Services provided by related parties			7,257
Investors and borrower acquisition and referral services | Nanjing Lefang
Related Party Transaction [Line Items]
Services provided by related parties			29,476	12,890
Investors and borrower acquisition and referral services | Shanghai Qiuzhi
Related Party Transaction [Line Items]
Services provided by related parties			120
Credit inquiry services
Related Party Transaction [Line Items]
Services provided by related parties			5,925	427	4,034
Credit inquiry services | WeCash Xiangshan
Related Party Transaction [Line Items]
Services provided by related parties				427	4,034
Credit inquiry services | Hangzhou Shuyun
Related Party Transaction [Line Items]
Services provided by related parties			5,925
Payment processing service
Related Party Transaction [Line Items]
Services provided by related parties			9,175	38,312	76,668
Payment processing service | Zhuhai Hengqin Payment
Related Party Transaction [Line Items]
Services provided by related parties			9,175	17,808	20,048
Payment processing service | Huoerguosi Payment
Related Party Transaction [Line Items]
Services provided by related parties				20,504	56,620
Payment processing service | Others
Related Party Transaction [Line Items]
Services provided by related parties			¥ 20	¥ 261	¥ 116